Immaterial Correction of Errors - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Accounting Changes and Error Corrections [Abstract]
Net loss				$ (24,541)	$ (14,691)
Error corrections during the period	$ 536	$ 31	$ 51		$ 578